Description of business and nature of operations (Details)	12 Months Ended
Dec. 31, 2021
Yauricocha Mine
Description Of Business And Nature Of Operations Disclosure [Line Items]
Ownership interest	81.84%
Bolivar
Description Of Business And Nature Of Operations Disclosure [Line Items]
Ownership interest	100.00%
Cusi Mines
Description Of Business And Nature Of Operations Disclosure [Line Items]
Ownership interest	100.00%